Event Subsequent to the Date of the Independent Auditor’s Report	12 Months Ended
Jan. 31, 2025
Event Subsequent To Date Of Independent Auditors Report
Event Subsequent to the Date of the Independent Auditor’s Report

NOTE 11 – Event Subsequent to the Date of the Independent Auditor’s Report

On December 15, 2025, the Company implemented a 1-for-20 Reverse Stock Split of its Common Shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in the consolidated financial statements have been retroactively restated to reflect the effect of the reverse split.